Schedule of Investments (unaudited)	iShares® Global Clean Energy ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 2.1%
Verbund AG	958,966	$101,564,207

Brazil — 1.0%
Centrais Eletricas Brasileiras SA, ADR	5,027,105	33,279,435
Cia. Paranaense de Energia, ADR	2,226,973	14,608,943
		47,888,378
Canada — 7.9%
Algonquin Power & Utilities Corp.	6,236,316	89,044,672
Ballard Power Systems Inc.(a)(b)	4,636,003	48,360,461
Boralex Inc., Class A	1,656,527	43,069,832
Brookfield Renewable Corp., Class A	1,467,889	50,221,054
Canadian Solar Inc.(a)(b)	644,760	18,046,832
Innergex Renewable Energy Inc.	2,720,189	39,909,944
Northland Power Inc.	3,150,102	91,220,749
		379,873,544
Chile — 0.7%
Enel Americas SA, ADR	5,378,638	31,733,964

China — 6.4%
China Datang Corp. Renewable Power Co. Ltd., Class H(b)	43,152,000	17,510,136
Daqo New Energy Corp., ADR(a)(b)	1,104,719	44,321,326
Flat Glass Group Co. Ltd., Class H(b)	7,421,000	29,792,629
GCL New Energy Holdings Ltd.(a)(b)	149,016,000	3,322,441
JinkoSolar Holding Co. Ltd., ADR(a)(b)	752,463	33,206,192
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(b)	14,376,800	25,064,169
Xinyi Energy Holdings Ltd.	39,524,000	19,830,722
Xinyi Solar Holdings Ltd.	84,188,000	135,059,890
		308,107,505
Denmark — 13.9%
Orsted A/S(c)	2,633,792	280,617,351
Vestas Wind Systems A/S	14,395,930	389,559,508
		670,176,859
France — 0.8%
McPhy Energy SA(a)(b)	413,133	7,732,196
Neoen SA(a)(b)(c)	893,813	31,784,355
		39,516,551
Germany — 2.0%
Encavis AG	2,174,600	34,257,435
Nordex SE(a)(b)	1,990,681	31,944,838
SMA Solar Technology AG(b)	315,635	11,242,272
VERBIO Vereinigte BioEnergie AG	327,180	20,854,740
		98,299,285
India — 0.1%
Azure Power Global Ltd.(a)(b)	344,819	5,003,324

Israel — 0.8%
Energix-Renewable Energies Ltd.	3,953,254	15,775,199
Enlight Renewable Energy Ltd.(a)(b)	10,658,654	24,053,990
		39,829,189
Italy — 0.9%
ERG SpA	774,869	22,595,164
Falck Renewables SpA	2,163,874	21,248,491
		43,843,655
Japan — 0.5%
gremz Inc.	125,100	2,101,750
Security	Shares	Value

Japan (continued)
RENOVA Inc.(a)(b)	782,200	$11,119,941
West Holdings Corp.(b)	301,900	9,071,062
		22,292,753
New Zealand — 1.5%
Contact Energy Ltd.	7,815,768	40,514,888
Meridian Energy Ltd.	10,775,152	31,060,095
		71,574,983
Norway — 1.1%
NEL ASA(a)(b)	13,287,801	18,041,520
Scatec ASA(c)	2,211,690	32,666,709
		50,708,229
Portugal — 4.3%
EDP - Energias de Portugal SA	40,857,999	209,156,610

Singapore — 0.1%
Maxeon Solar Technologies Ltd.(a)(b)	410,225	4,524,782

South Korea — 1.9%
CS Wind Corp.	438,458	17,684,851
Doosan Fuel Cell Co. Ltd.(a)(b)	754,360	22,104,263
Hanwha Solutions Corp.(a)	1,702,648	46,467,953
Unison Co. Ltd.(a)(b)	1,973,458	4,108,904
		90,365,971
Spain — 8.6%
EDP Renovaveis SA	4,457,892	93,711,399
Iberdrola SA	17,419,476	199,715,340
Iberdrola SA	358,698	4,094,276
Siemens Gamesa Renewable Energy SA(a)(b)	4,172,709	90,288,522
Solaria Energia y Medio Ambiente SA(a)	1,392,171	24,327,770
		412,137,307
Sweden — 0.3%
PowerCell Sweden AB(a)(b)	857,499	13,692,095

Switzerland — 2.8%
BKW AG	271,971	32,445,041
Meyer Burger Technology AG(a)(b)	45,137,477	17,469,005
Siemens Energy AG(a)(b)	3,709,538	83,438,098
		133,352,144
United Kingdom — 4.7%
Atlantica Sustainable Infrastructure PLC	864,649	28,213,497
SSE PLC	9,202,769	198,006,953
		226,220,450
United States — 36.1%
Aemetis Inc.(a)(b)	555,546	5,094,357
Array Technologies Inc.(a)(b)	2,217,968	23,377,383
Avangrid Inc.	969,576	45,298,591
Bloom Energy Corp., Class A(a)(b)	2,742,442	41,356,025
Clearway Energy Inc., Class C	1,138,590	38,347,711
Consolidated Edison Inc.	3,656,562	316,109,785
Enphase Energy Inc.(a)(b)	2,504,482	351,804,586
First Solar Inc.(a)(b)	1,835,657	143,878,796
FuelCell Energy Inc.(a)(b)	5,104,294	21,642,207
Green Plains Inc.(a)(b)	825,913	25,223,383
Ormat Technologies Inc.(b)	624,505	42,566,261
Plug Power Inc.(a)(b)	9,629,402	210,595,022
Renewable Energy Group Inc.(a)(b)	933,229	37,571,800
Shoals Technologies Group Inc., Class A(a)(b)	1,920,685	32,382,749
SolarEdge Technologies Inc.(a)(b)	974,960	232,254,971
Sunnova Energy International Inc.(a)(b)	1,729,776	34,007,396

Schedule of Investments (unaudited) (continued)	iShares® Global Clean Energy ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
SunPower Corp.(a)(b)	1,541,435	$25,865,279
Sunrun Inc.(a)(b)	3,842,802	99,643,856
TPI Composites Inc.(a)(b)	691,505	8,346,465
		1,735,366,623

Total Common Stocks — 98.5%
(Cost: $5,572,304,341)		4,735,228,408

Preferred Stocks

Brazil — 1.1%
Cia. Energetica de Minas Gerais, Preference Shares, ADR	20,952,675	52,800,741

Total Preferred Stocks — 1.1%
(Cost: $40,630,714)		52,800,741

Short-Term Investments

Money Market Funds — 11.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	521,242,060	521,398,433
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	10,160,000	$10,160,000
		531,558,433

Total Short-Term Investments — 11.0%
(Cost: $531,567,935)		531,558,433

Total Investments in Securities — 110.6%
(Cost: $6,144,502,990)		5,319,587,582

Other Assets, Less Liabilities — (10.6)%		(510,831,760)

Net Assets — 100.0%		$4,808,755,822

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$436,749,892	$84,772,235	(a)	$—		$(93,128)	$(30,566)	$521,398,433	521,242,060	$2,522,869	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	43,810,000	—		(33,650,000	)(a)	—	—	10,160,000	10,160,000	1,191		—
						$(93,128)	$(30,566)	$531,558,433		$2,524,060		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	87	03/18/22	$4,089	$(28,835)
MSCI Emerging Markets Index	60	03/18/22	3,675	(24,243)
S&P 500 E-Mini Index	30	03/18/22	6,756	(136,483)
				$(189,561)

Schedule of Investments (unaudited) (continued)	iShares® Global Clean Energy ETF
January 31, 2022

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$2,189,971	$(308,193	)(c)	$2,002,447	0.0	%(d)
	Monthly	HSBC Bank PLC(e)	02/10/23	3,944,374	(539,233	)(f)	3,455,570	0.1
	Monthly	JPMorgan Chase Bank NA(g)	02/08/23	206,236	35,947	(h)	225,671	0.0	(d)
					$(811,479)		$5,683,688

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(120,669) of net dividends and financing fees.

(d)	Rounds to less than 0.1%.

(f)	Amount includes $(50,429) of net dividends, payable for referenced securities purchased and financing fees.

(h)	Amount includes $16,512 of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(e)	(g)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

Schedule of Investments (unaudited) (continued)	iShares® Global Clean Energy ETF
January 31, 2022

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of January 31, 2022 expiration 2/27/2023.

	Shares	Value	% of Basket Value
Reference Entity — Long

United States
Green Plains Inc.(a)	65,568	$2,002,447	100.0%

Net Value of Reference Entity — Goldman Sachs Bank USA		$2,002,447

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of January 31, 2022 expiration 2/10/2023.

	Shares	Value	% of Basket Value
Reference Entity — Long

United States
Green Plains Inc.(a)	113,149	$3,455,570	100.0%

Net Value of Reference Entity — HSBC Bank PLC		$3,455,570

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of January 31, 2022 expiration 2/8/2023.

	Shares	Value	% of Basket Value
Reference Entity — Long

United States
Shoals Technologies Group Inc., Class A(a)	13,385	$225,671	100.0%

Net Value of Reference Entity — JPMorgan Chase Bank NA		$225,671

(a)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Global Clean Energy ETF
January 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,310,131,630	$2,425,096,778	$—	$4,735,228,408
Preferred Stocks	52,800,741	—	—	52,800,741
Money Market Funds	531,558,433	—	—	531,558,433
	$2,894,490,804	$2,425,096,778	$—	$5,319,587,582

Derivative financial instruments(a)
Assets
Swaps	$—	$35,947	$—	$35,947
Liabilities
Futures Contracts	(160,726)	(28,835)	—	(189,561)
Swaps	—	(847,426)	—	(847,426)
	$(160,726)	$(840,314)	$—	$(1,001,040)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt